Property, plant and equipment- Capital commitments (Details) - Property, plant and equipment - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Capital commitments (excluding equity accounted investments)
Authorised and contracted for	R 212,848	R 179,172
Authorised but not yet contracted for	43,097	47,338
Less expenditure to the end of year	(195,850)	(156,583)
Total capital commitments	60,095	69,927	R 90,736
Capital commitments to sustain existing operations	29,654	26,925
Capital commitments to expand operations	R 30,441	R 43,002